UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                  TITLE OF        CUSIP       VALUE   SHARES SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS                     (x$1000)  PRN  AMPRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------- -----------
ABGENIX INC                       COM             00339B107    134    10,590    SH     SOLE      N/A     10,590
AETERNA ZENTARIS INC              COM             007975204    303    63,220    SH     SOLE      N/A     63,220
ALKERMES INC                      COM             01642T108    284    16,920    SH     SOLE      N/A     16,920
ALKERMES INC                      COM             01642T108 11,432   680,500   PUT     SOLE      N/A     680,500
AMYLIN PHARMACEUTICALS INC        COM             032346108    367    10,546    SH     SOLE      N/A     10,546
ANTIGENICS INC DEL                COM             037032109    609   112,393    SH     SOLE      N/A     112,393
AXCAN PHARMA INC                  COM             054923107    346    26,818    SH     SOLE      N/A     26,818
BIOENVISION INC                   COM             09059N100    256    31,909    SH     SOLE      N/A     31,909
BIOTECH HOLDERS TR                DEPOSTRY RCPTS  09067D201    730     3,825    SH     SOLE      N/A      3,825
CELGENE CORP                      COM             151020104  2,588    47,650    SH     SOLE      N/A     47,650
COLEY PHARMACEUTICAL GROUP        COM             19388P106  2,270   124,725    SH     SOLE      N/A     124,725
CYBERONICS INC                    COM             23251P102    237     7,956    SH     SOLE      N/A      7,956
DENDREON CORP                     COM             24823Q107  2,229   332,245    SH     SOLE      N/A     332,245
DISCOVERY LABORATORIES INC NEW    COM             254668106    278    43,035    SH     SOLE      N/A     43,035
ELAN CORP PLC-ADR                 ADR             284131208     92    10,380    SH     SOLE      N/A     10,380
EMISPHERE TECHNOLOGIES INC        COM             291345106  1,199   266,340    SH     SOLE      N/A     266,340
FORBES MEDI-TECH INC              COM             344907100     59    29,500    SH     SOLE      N/A     29,500
HUMAN GENOME SCIENCES INC         COM             444903108  1,559   114,710    SH     SOLE      N/A     114,710
NEKTAR THERAPEUTICS               COM             640268108  1,155    68,150    SH     SOLE      N/A     68,150
NEUROBIOLOGICAL TECHNOLOGIES      COM             64124W106    293    76,970    SH     SOLE      N/A     76,970
NEUROCHEM INC                     COM             64125K101  1,252    98,203    SH     SOLE      N/A     98,203
NITROMED INC                      COM             654798503    738    41,000   PUT     SOLE      N/A     41,000
PHARMACYCLICS INC                 COM             716933106  1,456   161,369    SH     SOLE      N/A     161,369
POZEN INC                         COM             73941U102    138    12,566    SH     SOLE      N/A     12,566
RENOVIS INC                       COM             759885106    429    31,677    SH     SOLE      N/A     31,677
SEPRACOR INC                      COM             817315104    631    10,705    SH     SOLE      N/A     10,705
SPECTRUM PHARMACEUTICALS INC      COM             84763A108    504   101,521    SH     SOLE      N/A     101,521
TELIK INC                         COM             87959M109  1,303    79,655    SH     SOLE      N/A     79,655
TRIMERIS INC                      COM             896263100    157    10,235    SH     SOLE      N/A     10,235
VASOGEN INC                       COM             92232F103    301   142,419    SH     SOLE      N/A     142,419
VION PHARMACEUTICALS INC          COM             927624106    364   167,535    SH     SOLE      N/A     167,535

                                               31           33,693



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         31
Form 13F Information Table Value Total:         33,693
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE